Exhibit 99.1

KPMG LLP Suite 700 20 Pacifica Irvine, CA 92618-3391

Independent Accountants’ Agreed-Upon Procedures Report

Driveway Finance Corporation (the “Company”)

Mizuho Securities USA LLC

J.P. Morgan Securities LLC

(together, the “Specified Parties”)

Re: LAD Auto Receivables Trust 2023-4 – Data Files Procedures

We have performed the procedures described below on the specified attributes in (i) an electronic data file entitled “LADAR 2023-4 500m 10.12.23.xlsx” provided by the Company on October 12, 2023, containing information on 16,934 automobile loan contract receivables (the “Receivables”) as of September 30, 2023 (the “Receivables Data File”), which we were informed are intended to be included as collateral in the offering by LAD Auto Receivables Trust 2023-4, and (ii) an electronic data file entitled “LADAR 2023-4 Current vs Original Interest Rate.xlsx” provided by the Company on October 17, 2023, containing the current interest rate for each of the Receivables (the “Interest Rate File” and together with the Receivables Data File, the “Data Files”). The Company is responsible for the specified attributes identified by the Company in the Data Files.

The Specified Parties have agreed to and acknowledged that the procedures performed are appropriate to meet their intended purpose of assisting specified parties in evaluating the accuracy of the specified attributes in the Data Files. This report may not be suitable for any other purpose. No other parties have agreed to or acknowledged the appropriateness of these procedures for the intended purpose or any other purpose.

The procedures performed may not address all the items of interest to a specified party of this report and may not meet the needs of all specified parties of this report and, as such, specified parties are responsible for determining whether the procedures performed are appropriate for their purposes. We make no representation regarding the appropriateness of the procedures either for the intended purpose or for any other purpose.

Unless otherwise stated, the following definitions have been adopted in presenting our procedures and findings:

•

The term “compared” means compared to the information shown and found it to be in agreement, unless otherwise stated. Such compared information was deemed to be in agreement if differences were within the reporting threshold.

•

The term “recomputed” means recalculated and compared the result to the information shown and found it to be in agreement, unless otherwise stated. Such recomputed information was deemed to be in agreement if differences were within the reporting threshold.

•	The term “reporting threshold” means that dollar amounts were within $1.00, percentages were within 0.1%, Origination Dates were within two days, and First Payment Dates were within one day.

•	The term “NLS System” means the Company’s loan servicing system.

•	The term “Title Document” means a scanned image of one of the title documents listed in Exhibit A, which the Company informed us are acceptable forms of evidence of title.

KPMG LLP, a Delaware limited liability partnership and a member firm of the KPMG global organization of independent member firms affiliated with

KPMG International Limited, a private English company limited by guarantee.

•

The term “Acceptable Company Names” means the names listed in Exhibit A, which the Company informed us are acceptable names for the Company that can appear in a Title Document as the Lien Holder, Legal Owner, Secured Interest, or Security Interest Holder.

•	The term “Insurance Document” means a scanned image of one of the insurance documents listed in Exhibit A, which the Company informed us are acceptable forms of Insurance Document.

•	The term “New Vehicle Value Document” means a scanned image of one of the documents listed in Exhibit A, which the Company informed us were used to determine the value for a new vehicle.

•	The term “Used Vehicle Value Document” means a scanned image of one of the documents listed in Exhibit A, which the Company informed us were used to determine the value for a used vehicle.

•

The term “Receivable File” means the following documents provided by the Company for each Sample Receivable (defined below): Retail Installment Contract, Notice of Rate Adjustment, screenshots from the NLS System, Title Document, Insurance Document, New Vehicle Value Document or Used Vehicle Value Document (as applicable), and Credit Application. We make no representation regarding the validity or accuracy of these documents or the execution of these documents by the borrower and/or co-borrower (if any).

•

The term “Mapping Confirmations” means the list of Collateral Makes and Collateral Models attributes appearing in the Receivables Data File corresponding to the vehicle makes and vehicle models stated in the Receivable File, provided by the Company on October 25, 2023.

•	The term “Instructions” means the instructions provided by the Company pertaining to a procedure, attribute, or methodology, as described in the procedures below.

•	The term “Provided Information” means the Acceptable Company Names, Receivable File, Mapping Confirmations, and Instructions.

The procedures we were instructed by the Company to perform and the associated findings are as follows:

A.

We randomly selected a sample of 150 Receivables from the Receivables Data File (the “Sample Receivables”). A listing of the Sample Receivables is attached hereto as Exhibit B. For purposes of this procedure, the Company did not inform us of the basis they used to determine the number of Receivables we were instructed to randomly select from the Receivables Data File.

B.

For each Sample Receivable, we compared or recomputed the specified attributes in the Data Files listed below to or using the corresponding information included in the Receivable File, utilizing the Instructions and Mapping Confirmations, as applicable. The Specified Parties indicated that the absence of any of the information in the Receivable File or the inability to agree the indicated information from the Data Files to the Receivable File for each of the attributes identified, utilizing the Instructions and Mapping Confirmations as applicable, constituted an exception. The Receivable File information is listed in the order of priority.

Attribute	Receivable File / Instructions / Mapping Confirmations

Borrower State	Retail Installment Contract or screenshot from the NLS System

Monthly Payment Amount	Retail Installment Contract and Notice of Rate Adjustment, if any

Term	Retail Installment Contract

Open Date	Retail Installment Contract

First Due Date	Retail Installment Contract

2

Attribute	Receivable File / Instructions / Mapping Confirmations

First Due Date	Retail Installment Contract

Original Interest Rate	Retail Installment Contract or Notice of Rate Adjustment if the Notice of Rate Adjustment is dated before the first payment date listed on the Retail Installment Contract.

Current Interest Rate	Notice of Rate Adjustment or Retail Installment Contract if there is no Notice of Rate Adjustment

Collateral Make	Retail Installment Contract and Mapping Confirmations

Collateral Model	Retail Installment Contract and Mapping Confirmations

Collateral Year	Retail Installment Contract

Vehicle Identification Number (“VIN”)	Retail Installment Contract

Vehicle Condition (New or Used)	Retail Installment Contract. Consider the Vehicle Condition to be “Used” if the Retail Installment Contract states an Odometer Reading of greater than 5,000 miles.

Vehicle Value

For Sample Receivables with a Vehicle Condition of “New,” compare to the New Vehicle Value Document.

For Sample Receivable #15, the Vehicle Condition was listed as “New” in the Data Files and a Factory Invoice (a New Vehicle Value Document) was provided. However, the Company informed us that, because the Collateral Year for Sample Receivable #15 was 2022, and the Open Date was after March 31, 2023, the Company’s lending program required the vehicle to be considered “Used” for Vehicle Value purposes. Because there was no Used Vehicle Value Document available, the Company’s lending program required that the Vehicle Value be determined as 80% of the Factory Invoice amount. We recomputed Vehicle Value for Sample Receivable #15 as 80% of the Factory Invoice amount.

For Sample Receivables with a Vehicle Condition of “Used,” compare to the Used Vehicle Value Document.

Amount Financed	Retail Installment Contract

3

Attribute	Receivable File / Instructions / Mapping Confirmations

Co-Borrower Flag

Retail Installment Contract.

Consider the information to be in agreement if:

•   The Co-Borrower Flag was “Y,” and there was a co-buyer’s name and address listed in the Retail Installment Contract, or

•   The Co-Borrower Flag was “N,” and there was no co-buyer’s name and address listed in the Retail Installment Contract.

We found such information to be in agreement, except as listed in Exhibit C.

C.	For each Sample Receivable, we observed the presence of the following in the Receivable File:

•

Title Document. We were instructed by the Company to observe that one of the Acceptable Company Names appeared in the Title Document as the Lien Holder, Legal Owner, Secured Interest, or Security Interest Holder.

•	Proof of Insurance. The Company informed us that an Insurance Document was acceptable proof of insurance.

•	Truth-in-Lending Disclosure Statement (in Installment Sale Contract)

•	Signed Retail Installment Contract. We make no representation regarding the authenticity of the signature(s) on the Retail Installment Contract.

•	Signed Credit Application. We make no representation regarding the authenticity of the signature(s) on the Credit Application.

We were engaged by the Company to perform this agreed-upon procedures engagement and conducted our engagement in accordance with attestation standards established by the American Institute of Certified Public Accountants, which involves us performing the specific procedures agreed to and acknowledged above and reporting on findings based on performing those procedures. We were not engaged to, and did not, conduct an examination or review, the objective of which would be the expression of an opinion or conclusion, respectively, on the specified attributes in the Data Files. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported.

We are required to be independent of the Company and to meet our other ethical responsibilities, in accordance with the relevant ethical requirements related to our agreed-upon procedures engagement.

The procedures performed were applied based on the information included in the Data Files and Provided Information, without verification or evaluation of such information by us; therefore, we express no opinion or any other form of assurance regarding (i) the reasonableness of the information provided to us by the Company, (ii) the physical existence of the Receivables, (iii) the reliability or accuracy of the Provided Information which was used in our procedures, or (iv) matters of legal interpretation.

4

The procedures performed were not intended to address, nor did they address: (i) the conformity of the origination of the Receivables to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) the value of collateral securing any such Receivables being securitized, (iii) the compliance of the originator of the Receivables with federal, state, and local laws and regulations, or (iv) any other factor or characteristic of the Receivables that would be material to the likelihood that the issuer of the asset-backed security will pay interest and principal in accordance with applicable terms and conditions. The procedures performed were not intended to satisfy any criteria for due diligence published by the nationally recognized statistical rating organizations (“NRSROs”).

The terms of our engagement are such that we have no responsibility to update this report because of events and circumstances that may subsequently occur.

This report is intended solely for the information and use of the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors or the NRSROs, who are not identified in the report as the Specified Parties but may have access to this report as required by law or regulation.

/s/ KPMG LLP

Irvine, California

October 26, 2023

5

Exhibit A

Title Documents

Application for Certificate of Ownership	Application for Title or Registration

Application for Certificate of Title	Application for Vehicle Title and Registration

Application for Certificate of Title and Registration	Application for Certificate of Title and VIN/HIN Inspection Form

Application for Certificate of Title and VIN/HIN Inspection Form	Electronic Dealer, Rebuilder or Lessor’s Report of Sale or Lease

Application for Certificate of Title for a Motor Vehicle	Electronic Title Screenshot

Application for Certificate of Title to Record or Transfer a Lien	Letter of Guarantee

Application for Certificate of Title With/Without Registration	MV-1

Application for Noting of Lien, Duplicate title, or Multipurpose Use	Report of Sale and Application for Certificate of Title

Application for Registration	Universal Title Application

Application for Registration of Motor Vehicle	Vehicle Record

Application for Registration of New Vehicle	Vehicle Registration/ Title Application for Dealer Sales

Application for Title and Registration	Vehicle Title Application

Application for Title and Registration Statement of Vehicle Sale	Vehicle Transaction Application

Application for Title and/or Registration	VINTEK Lien and Title Information Report

Copy of Application for Registration Covering the Following Described Automobile in Compliance with the Provisions of the Vehicle Code of the State of California

Exhibit A (continued)

Acceptable Company Names

Driveway	Driveway Financial

Driveway Fin Corp	Driveway Financial Corp

Driveway Finanace Corp	Southern Cascades Fin Corp

Driveway Finance	Southern Cascades Finance Corp

Driveway Finance Corp	Southern Cascades Finance Corporati

DriveWay Finance Corp.	Southern Cascades Finance Corporation

Driveway Finance Corporation	Southern Cascades Financial Corporation

Driveway Finance Corpora

Exhibit A (continued)

Insurance Documents

Agreement to Furnish Insurance Policy	Insurance Coverage Acknowledgement

Agreement to Provide Accidental Physical Damage Insurance	Insurance Card

Agreement to Provide Insurance	Insurance Coverage Acknowledgment

Auto Insurance Binder	Insurance Declarations Page

Auto Insurance Confirmation	Insurance Identification Card

Auto Insurance Coverage Summary	Liability Insurance Card

Automobile Insurance Policy Change Confirmation	Policy Confirmation

Automobile Policy Declarations	Policy Declarations

Binder of Insurance	Proof of Auto Insurance Card

Certificate of Auto Insurance	Proof of Financial Responsibility Card

Certificate of Insurance	Renewal Auto Policy Declarations

Certificate of No Fault Insurance	Revised Renewal Declaration

Evidence of Financial Responsibility	Vehicle Lookup

Evidence of Insurance	Verification of Coverage

Evidence of Liability Insurance	Verification of Insurance

Evidence of Motor Vehicle Liability Insurance	Verification of Insurance Coverage

Exhibit A (continued)

New Vehicle Value Documents

Dealer Daily Vehicle Details	Memorandum Invoice

Dealer Invoice	Vehicle Invoice

Factory Invoice

Used Vehicle Value Documents

Black Book Wholesale/Retail/Finance Advance Breakdown	Kelley Blue Book Lending/Typical Listing Price Breakdown

Dealertrack J.D. Power Wholesale Value (Trade) Details	Kelley Blue Book CPO Report

J.D. Power Official Used Car Guide	RouteOne Application

Exhibit B

The Sample Receivables

Sample Receivable #	Receivable Number[1]	Sample Receivable #	Receivable Number[1]	Sample Receivable #	Receivable Number[1]
1	20234001	51	20234051	101	20234101
2	20234002	52	20234052	102	20234102
3	20234003	53	20234053	103	20234103
4	20234004	54	20234054	104	20234104
5	20234005	55	20234055	105	20234105
6	20234006	56	20234056	106	20234106
7	20234007	57	20234057	107	20234107
8	20234008	58	20234058	108	20234108
9	20234009	59	20234059	109	20234109
10	20234010	60	20234060	110	20234110
11	20234011	61	20234061	111	20234111
12	20234012	62	20234062	112	20234112
13	20234013	63	20234063	113	20234113
14	20234014	64	20234064	114	20234114
15	20234015	65	20234065	115	20234115
16	20234016	66	20234066	116	20234116
17	20234017	67	20234067	117	20234117
18	20234018	68	20234068	118	20234118
19	20234019	69	20234069	119	20234119
20	20234020	70	20234070	120	20234120
21	20234021	71	20234071	121	20234121
22	20234022	72	20234072	122	20234122
23	20234023	73	20234073	123	20234123
24	20234024	74	20234074	124	20234124
25	20234025	75	20234075	125	20234125
26	20234026	76	20234076	126	20234126
27	20234027	77	20234077	127	20234127
28	20234028	78	20234078	128	20234128
29	20234029	79	20234079	129	20234129
30	20234030	80	20234080	130	20234130
31	20234031	81	20234081	131	20234131
32	20234032	82	20234082	132	20234132
33	20234033	83	20234083	133	20234133
34	20234034	84	20234084	134	20234134
35	20234035	85	20234085	135	20234135
36	20234036	86	20234086	136	20234136
37	20234037	87	20234087	137	20234137
38	20234038	88	20234088	138	20234138
39	20234039	89	20234089	139	20234139
40	20234040	90	20234090	140	20234140
41	20234041	91	20234091	141	20234141
42	20234042	92	20234092	142	20234142
43	20234043	93	20234093	143	20234143
44	20234044	94	20234094	144	20234144
45	20234045	95	20234095	145	20234145
46	20234046	96	20234096	146	20234146
47	20234047	97	20234097	147	20234147
48	20234048	98	20234098	148	20234148
49	20234049	99	20234099	149	20234149
50	20234050	100	20234100	150	20234150
[1]	The Company has assigned a unique Loan Number to each Receivable in the Receivables Data File. The Receivable Numbers referred to in this Exhibit are not the Company’s Loan Numbers.

B-1

Exhibit C

Exception List

Sample Receivable #	Receivable Number	Attribute	Per Data Files	Per Receivable File

15	20234015	Vehicle Value	$44,185.00	$35,348.00

37	20234037	Vehicle Model	Qashqai	ROGUE SPORT

149	20234149	Open Date	7/13/2023	7/19/2023

149	20234149	First Due Date	8/27/2023	9/2/2023

C-1